Business Acquisitions - Agarigen, Inc. - Additional Information (Detail) (Agarigen, Inc. [Member], USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 26, 2011	Dec. 31, 2011
Business Acquisition [Line Items]
Percentage of outstanding common stock acquired	100.00%
Fair Value of Consideration Transferred	$ 3,773
Business acquisition, consideration paid, shares issued	386,142
Business acquisition, options to purchase common stock issued	165,255
Business acquisition, warrants to purchase common stock issued	511,098
Business acquisition, warrants to purchase common stock, price per share	0.79
Business combination, acquisition related costs		110
Warrant Expiration Year	2017-12
Minimum [Member]
Business Acquisition [Line Items]
Business acquisition, Common Stock Strike Price	0.38
Maximum [Member]
Business Acquisition [Line Items]
Business acquisition, Common Stock Strike Price	1.98
Patents and Related Technologies [Member]
Business Acquisition [Line Items]
Acquired Intangible Assets, useful life	9 years
Cash [Member]
Business Acquisition [Line Items]
Fair Value of Consideration Transferred	$ 1,178